Nuveen NWQ International Value Fund
Portfolio of Investments    March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.6%
	COMMON STOCKS – 98.6%
	Aerospace & Defense – 1.5%
19,071	Thales SA, (2)	$1,892,785
	Air Freight & Logistics – 3.2%
72,831	Deutsche Post AG, (2)	3,995,572
	Airlines – 1.9%
108,600	Japan Airlines Co Ltd, (2), (3)	2,432,200
	Automobiles – 3.2%
15,291	Hyundai Motor Co, (2)	1,359,018
17,273	Toyota Motor Corp, Sponsored ADR	2,695,624
	Total Automobiles	4,054,642
	Banks – 7.8%
334,300	ING Groep NV, (2)	4,083,167
151,834	Oversea-Chinese Banking Corp Ltd, (2)	1,328,397
72,200	Sumitomo Mitsui Trust Holdings Inc, (2)	2,519,022
1,735,712	Unicaja Banco SA,144A, (2)	1,746,834
	Total Banks	9,677,420
	Capital Markets – 2.1%
165,138	UBS Group AG	2,564,593
	Chemicals – 2.0%
45,193	Nutrien Ltd	2,434,603
	Commercial Services & Supplies – 1.5%
90,900	Dai Nippon Printing Co Ltd, (2)	1,906,679
	Construction & Engineering – 1.2%
36,623	Bouygues SA, (2)	1,466,921
	Diversified Financial Services – 1.8%
21,847	Groupe Bruxelles Lambert SA, (2)	2,259,985
	Diversified Telecommunication Services – 1.4%
68,131	Nippon Telegraph & Telephone Corp, Sponsored ADR, (2)	1,765,274
	Electrical Equipment – 1.9%
52,831	Mabuchi Motor Co Ltd, (2)	2,329,171

Nuveen NWQ International Value Fund (continued)
Portfolio of Investments    March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Electronic Equipment, Instruments & Components – 1.5%
99,442	Flex Ltd, (3)	$1,820,783
	Energy Equipment & Services – 0.9%
70,759	Technip Energies NV, (3)	1,074,579
	Food & Staples Retailing – 4.2%
74,200	Seven & i Holdings Co Ltd, (2)	2,996,299
727,470	Tesco PLC, (2)	2,296,788
	Total Food & Staples Retailing	5,293,087
	Health Care Providers & Services – 2.2%
37,453	Fresenius Medical Care AG & Co KGaA, (2)	2,758,844
	Hotels, Restaurants & Leisure – 1.6%
386,891	Sands China Ltd, (2), (3)	1,939,144
	Household Durables – 4.3%
89,900	Sekisui House Ltd, (2)	1,933,760
1,383,797	Taylor Wimpey PLC, (2)	3,440,536
	Total Household Durables	5,374,296
	Household Products – 0.9%
10,078	Henkel AG & Co KGaA, (2)	1,133,107
	Industrial Conglomerates – 3.5%
26,936	Siemens AG, (2)	4,425,894
	Insurance – 8.0%
52,425	Ageas SA/NV, (2)	3,165,745
8,174	Allianz SE, (2)	2,079,098
45,898	Axis Capital Holdings Ltd	2,275,164
82,400	MS&AD Insurance Group Holdings Inc, (2)	2,423,876
	Total Insurance	9,943,883
	Interactive Media & Services – 1.5%
8,591	Baidu Inc, Sponsored ADR, (3)	1,868,972
	Machinery – 1.7%
66,785	Komatsu Ltd, (2)	2,069,621
	Media – 2.8%
57,256	Publicis Groupe SA, (2)	3,491,601
	Metals & Mining – 3.1%
76,326	BHP Group PLC, (2)	2,197,579
4,628	Korea Zinc Co Ltd, (2)	1,675,714
	Total Metals & Mining	3,873,293

Shares	Description (1)	Value
	Multi-Utilities – 1.2%
131,335	National Grid PLC, (2)	$1,559,020
	Oil, Gas & Consumable Fuels – 1.9%
64,247	Royal Dutch Shell PLC, Sponsored ADR	2,366,217
	Pharmaceuticals – 7.5%
30,943	Bayer AG, (2)	1,960,948
143,865	GlaxoSmithKline PLC, (2)	2,546,814
30,070	Sanofi, (2)	2,973,447
50,500	Takeda Pharmaceutical Co Ltd, (2)	1,840,833
	Total Pharmaceuticals	9,322,042
	Professional Services – 3.6%
38,550	Adecco Group AG, (2)	2,600,270
21,177	Wolters Kluwer NV, (2)	1,839,324
	Total Professional Services	4,439,594
	Real Estate Management & Development – 1.3%
280,726	City Developments Ltd, (2)	1,669,650
	Semiconductors & Semiconductor Equipment – 5.0%
62,167	AIXTRON SE, (2), (3)	1,413,033
63,000	MediaTek Inc, (2)	2,166,999
26,900	Rohm Co Ltd, (2)	2,638,184
	Total Semiconductors & Semiconductor Equipment	6,218,216
	Software – 1.0%
10,642	SAP SE, (2)	1,305,312
	Specialty Retail – 3.1%
377,603	Kingfisher PLC, (2), (3)	1,655,047
1,503,000	Topsports International Holdings Ltd,144A, (2)	2,241,155
	Total Specialty Retail	3,896,202
	Technology Hardware, Storage & Peripherals – 4.5%
32,100	FUJIFILM Holdings Corp, (2)	1,909,573
57,106	Samsung Electronics Co Ltd, (2)	3,698,653
	Total Technology Hardware, Storage & Peripherals	5,608,226
	Textiles, Apparel & Luxury Goods – 1.2%
15,319	Cie Financiere Richemont SA, (2)	1,470,981
	Wireless Telecommunication Services – 2.6%
117,802	SK Telecom Co Ltd, Sponsored ADR	3,207,748
	Total Long-Term Investments (cost $82,263,561)	122,910,157

Nuveen NWQ International Value Fund (continued)
Portfolio of Investments    March 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.0%
	REPURCHASE AGREEMENTS – 1.0%
$1,272	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/21, repurchase price $1,271,941, collateralized $1,257,000, U.S. Treasury Notes, 1.375%, due 1/31/25, value $1,297,478	0.000%	4/01/21	$1,271,941
	Total Short-Term Investments (cost $1,271,941)			1,271,941
	Total Investments (cost $83,535,502) – 99.6%			124,182,098
	Other Assets Less Liabilities – 0.4%			544,365
	Net Assets – 100%			$124,726,463
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$20,308,283	$102,601,874	$ —	$122,910,157
Short-Term Investments:
Repurchase Agreements	—	1,271,941	—	1,271,941
Total	$20,308,283	$103,873,815	$ —	$124,182,098

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt